[LETTERHEAD OF J.P. MORGAN INVESTOR SERVICES CO.
              73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]



May 6, 2003

VIA EDGAR

United States Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:   Office of Filings, Information & Consumer Services

Re:   	Hansberger Institutional Series
        File Nos. 333-8919 and 811-7729
        Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 8 to the Registration Statement of the Hansberger Institutional Series, which was electronically filed with the Securities and Exchange Commission on April 30, 2003, Accession No. 0000950109-03-002560.

Please direct any questions or comments relating to this certification to me at (617) 557-8869.

Sincerely,

/s/ Helen A. Robichaud

Helen A. Robichaud
Vice President and
Associate General Counsel

cc: 	J. Christopher Jackson, Esq.
	W. John McGuire, Esq.